PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	Years ended December 31,
	2023	2024
	S$’000	S$’000
At cost:
Computer and software	47	50
Furniture and fittings	3	11
Leasehold industrial property	535	535
Renovations	46	68
	631	664
Less: Accumulated depreciation	(32)	(80)
Property and equipment, net	599	584